CARLYLE CREDIT INCOME FUND (CCIF) December 2023 DIVERSIFICATION BY CREDIT TYPE OF UNDERLYING OBLIGORS % TotalObligor 96.19%First Lien Loan 0.00%Unsecured Loan 0.85%Second Lien Loan 2.02%Senior Secured Bond 0.94%Senior Unsecured Bond 100.00%Total 1Past performance is not indicative of future results or a guarantee of future returns. Please review the Important Information. CCIFTicker Symbol $93.71 MillionTotal Net Asset Value (est.) $7.99Net Asset Value per share (est.) $7.95Closing Price per share -0.50%Premium / Discount $93.30 MillionTotal Market Capitalization 11.51%Current Dividend Yield 15.00%Current Dividend Yield Based on Dividends Declared Through February 2024 MonthlyFrequency of Common Stock Dividend Payments PIE CHART Reference PPT template for styling PORTFOLIO SUMMARY SUMMARY OF UNDERLYING PORTFOLIO 1,531Number of Unique Underlying Loan Obligors 2,177Number of Underlying Loans $18.05 BillionAggregate Balance of Underlying Loans 0.07%Average Individual Loan Obligor Exposure 97.67%Currency: USD Exposure 96.19%Aggregate Indirect Exposure to Senior Secured Loans 4.77Weighted Average Junior OC Cushion 97.02Weighted Average Market Value of Loan Collateral TOP 5 EQUITY POSITIONS 5.61%Voya CLO 2020-2 5.36%Benefit Street Partners CLO XXIII 5.33%Madison Park Funding LXII 3.91%Neuberger Berman Loan Advisers CLO 38 3.81%BlueMountain CLO XXXV DIVERSIFICATION BY CREDIT Y F UNDERLYIN BILIGORS SUMMARY OF UNDERLYING PORTFOLIO COMMON STOCK DATA AS OF 12/31/23 TOP 5 POSITIONS 2.4 yearsWeighted Average Remaining CLO Reinvestment Period 0.99%Last 12 Month Default Rate of Underlying Loans CCIATicker Symbol $25.65Closing Price per share PREFERRED STOCK DATA AS OF 12/31/23 1.5% 96.9% 1.6% CLO Debt CLO Equity Legacy Real Estate Loans

0.0% 0.5% 5.2% 11.4% 17.7% 39.6% 25.5% 0% 5% 10% 15% 20% 25% 30% 35% 40% 45% 2023 2024 2025 2026 2027 2028 2029+ TOP 10 UNDERLYING OBLIGORS % TotalObligor 0.59%Altice France 0.55%Asurion 0.54%Virgin Media 0.51%Cablevision Systems 0.51%TransDigm 0.47%UKG 0.46%CenturyLink 0.45%Peraton 0.43%McAfee 0.42%Medline 4.94%Total 2 TOP 10 INDUSTRIES OF UNDERLYING OBLIGORS % TotalIndustry 12.95%High Tech 11.73%Healthcare & Pharmaceuticals 8.61%Banking, Finance, Insurance & Real Estate 7.34%Services: Business 4.85%Hotels, Gaming & Leisure 4.58%Telecommunications 4.55%Chemicals, Plastics & Rubber 4.45%Media: Broadcasting & Subscription 4.39%Construction & Building 4.28%Capital Equipment 67.71%Total WEIGHTED AVERAGE RATING DISTRIBUTION WEIGHTED AVERAGE MATURITY DISTRIBUTION TOP 10 UNDERL I OBLIGORS TOP 10 INDUSTRIES OF DERLYING OBLIGORS WEIGHTED AVERAGE STATED SPREAD DISTRIBUTIONWEIGHTED AVERAGE PRICE DISTRIBUTION UNDERLYING LOAN METRICS CARLYLE CREDIT INCOME FUND (CCIF) December 2023 Past performance is not indicative of future results or a guarantee of future returns. Please review the Important Information. Wtd Avg = 97.5 – 100 Wtd Avg = 3.5 – 4.0% Wtd Avg = B+ Wtd Avg = 4.8 years 0.1% 0.2% 0.7% 1.5% 4.9% 7.8% 10.9% 19.9% 35.6% 12.7% 2.7% 1.6% 0.9%0.4% 0% 5% 10% 15% 20% 25% 30% 35% 40% 1.9% 2.4% 5.4% 6.6% 5.6% 39.5% 38.6% 0% 5% 10% 15% 20% 25% 30% 35% 40% 45% 2.2% 6.6% 11.9% 19.1% 22.9% 17.2% 10.3% 5.4% 2.4% 1.9% 0% 5% 10% 15% 20% 25%

IMPORTANT INFORMATION © 2023 Carlyle Credit Income Fund. All Rights Reserved Investors should consult with their financial advisor about the suitability of CCIF in their portfolio. Investing in CCIF involves a high degree of risk, including the risk that you may receive little or no return on your investment or that you may lose part or all of your investment. This is a non-diversified closed-end fund. Shares of CCIF’s common stock are listed on the New York Stock Exchange. Shares of closed-end funds frequently trade at a discount from their net asset value (NAV), which may increase investors’ risk of loss. CCIF cannot predict whether its shares will trade at, below or above NAV. There is no assurance that CCIF’s investment objectives will be achieved or that monthly distributions paid by CCIF will be maintained at the targeted level or that dividends will be paid at all. CCIF’s distributions may be funded from unlimited amounts of offering proceeds or borrowings, which may constitute a return of capital and reduce the amount of capital available to CCIF for investment. A return of capital to shareholders is a return of a portion of their original investment in CCIF, thereby reducing the tax basis of their investment. This material is provided for general and educational purposes only, is not intended to provide legal or tax advice, does not constitute a solicitation of an offer to buy or sell CCIF’s shares, and is not for use to avoid any penalties that may be imposed under U.S. federal tax laws. Contact your attorney or other advisor regarding your specific legal, investment or tax situation. Investing involves risk. CCIF invests primarily in below investment grade instruments, which are commonly referred to as “high yield” securities or “junk” bonds. CCIF invests a significant portion of its assets in CLO junior debt and equity securities, which often involve risks that are different from or more pronounced than risks associated with other types of credit instruments. Because of the risks associated with investing in high yield securities, an investment in CCIF should be considered speculative. Investors should carefully consider the investment objective, risks, charges and expenses of CCIF before investing. CCIF’s filings with the Securities and Exchange Commission (“SEC”) contain information about CCIF’s investment objectives, risks, charges and expenses as well as other information about CCIF. These filings should be read carefully before investing. CCIF’s filings with the SEC may be found on the SEC’s website (www.sec.gov) or on CCIF’s website, www.carlylecreditincomefund.com. ABOUT CARLYLE The Carlyle Group (NASDAQ: CG) is a global investment firm with deep industry experience that deploys private capital across three business segments: Global Private Equity, Global Credit and Global Investment Solutions. With approximately $382 billion of assets under management as of September 30, 2023, Carlyle’s purpose is to invest wisely and create value on behalf of its investors, portfolio companies and the communities in which we live and invest. The Carlyle Group employs more than 2,200 people in 28 offices across 5 continents as of September 30, 2023. 3 CARLYLE CREDIT INCOME FUND (CCIF) December 2023 Past performance is not indicative of future results or a guarantee of future returns. Please review the Important Information.